Note 15 - Related Party Arrangements (Details) (USD $)	1 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended																			12 Months Ended		30 Months Ended	12 Months Ended			42 Months Ended	12 Months Ended	1 Months Ended							12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended																															12 Months Ended		42 Months Ended		1 Months Ended																			12 Months Ended		42 Months Ended		1 Months Ended																							12 Months Ended		42 Months Ended	12 Months Ended		42 Months Ended	1 Months Ended																				12 Months Ended	1 Months Ended								3 Months Ended					12 Months Ended
	Mar. 31, 2011	Jan. 31, 2014 Subsequent Event [Member] Restricted Stock [Member] Daniel Kazado and Melini Capital Corp. [Member]	Jul. 31, 2010 Percent Ownership [Member] Daniel Teper [Member]	Jul. 31, 2010 Percent Ownership [Member] Jean Elie Kadouche, Ph. D. [Member]	Oct. 31, 2010 Loan to Immune Ltd. [Member] Daniel Teper [Member]	Oct. 31, 2010 Amount Added to the Financing of Immune Ltd. [Member] Daniel Teper [Member]	Oct. 31, 2010 Net Amount Borrowed [Member] Daniel Teper [Member]	Dec. 31, 2011 Additional Net Amount of Borrowing [Member] Daniel Teper [Member]	Jul. 31, 2012 Conversion of Remaining Unpaid Loan Balance [Member] Daniel Teper [Member]	Jul. 31, 2012 Conversion of Debt, Stock Issued in Conversion [Member] Ordinary Shares [Member] Daniel Teper [Member]	Sep. 30, 2011 Consulting Agreement - Monthly Service Pay [Member] Daniel Teper [Member]	Dec. 31, 2010 Consulting Agreement - Monthly Service Pay [Member] Daniel Teper [Member]	Dec. 31, 2010 Consulting Agreement - Monthly Service Pay [Member] Serge Goldner [Member]	Aug. 31, 2013 Consulting Agreement - Monthly Service Pay [Member] Jean Elie Kadouche, Ph. D. [Member]	Oct. 31, 2009 Consulting Agreement - Monthly Service Pay [Member] Jean Elie Kadouche, Ph. D. [Member]	Nov. 30, 2011 Consulting Agreement - Monthly Service Pay [Member] Isaac Kobrin [Member]	Jan. 31, 2011 Consulting Agreement - Monthly Service Pay [Member] David Naveh [Member]	Nov. 30, 2009 Consulting Agreement - Monthly Service Pay [Member] David Naveh [Member]	Mar. 31, 2011 Consulting Agreement - Monthly Service Pay [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Dec. 31, 2010 Total Financing Attained [Member] Daniel Teper [Member]	Dec. 31, 2010 Total Financing Attained [Member] Serge Goldner [Member]	Oct. 31, 2009 Total Financing Attained [Member] Jean Elie Kadouche, Ph. D. [Member]	Dec. 31, 2012 Total Financing Attained [Member] David Naveh [Member]	Jan. 31, 2011 Total Financing Attained [Member] David Naveh [Member]	Nov. 30, 2009 Total Financing Attained [Member] David Naveh [Member]	Jun. 30, 2010 Total Financing Attained [Member] Philippe Salphati [Member]	Jun. 30, 2011 Annual Payment for Services Rendered [Member] Daniel Teper [Member]	Dec. 31, 2013 Expenses Incurred [Member] Daniel Teper [Member]	Dec. 31, 2012 Expenses Incurred [Member] Daniel Teper [Member]	Dec. 31, 2013 Expenses Incurred [Member] Daniel Teper [Member]	Dec. 31, 2011 Expenses Incurred [Member] Serge Goldner [Member]	Dec. 31, 2013 Expenses Incurred [Member] David Naveh [Member]	Dec. 31, 2012 Expenses Incurred [Member] David Naveh [Member]	Dec. 31, 2013 Expenses Incurred [Member] David Naveh [Member]	Dec. 31, 2013 Outstanding Obligations [Member] Daniel Teper [Member]	Sep. 30, 2011 Percent of Annual Salary [Member] Daniel Teper [Member]	Jan. 31, 2012 Percent of Annual Salary [Member] Serge Goldner [Member]	Sep. 30, 2011 Percent of Successful Achievement [Member] Daniel Teper [Member]	Jan. 31, 2012 Percent of Successful Achievement [Member] Serge Goldner [Member]	Sep. 30, 2011 Percent of General Corporate Performance [Member] Daniel Teper [Member]	Jan. 31, 2012 Percent of General Corporate Performance [Member] Serge Goldner [Member]	Jul. 31, 2012 Price Per Share in Connection with 2010 Consulting Agreement [Member] Daniel Teper [Member]	Dec. 31, 2013 Price Per Share in Connection with 2010 Consulting Agreement [Member] Serge Goldner [Member]	Jul. 31, 2012 Fair Value of Option Grant [Member] Daniel Teper [Member]	Dec. 31, 2012 Fair Value of Option Grant [Member] Daniel Teper [Member]	May 31, 2012 Fair Value of Option Grant [Member] Serge Goldner [Member]	Dec. 31, 2012 Fair Value of Option Grant [Member] Serge Goldner [Member]	Dec. 31, 2013 Fair Value of Option Grant [Member] Serge Goldner [Member]	Jul. 31, 2012 Fair Value of Option Grant [Member] Herve De Kergohen [Member]	Jul. 31, 2012 Fair Value of Option Grant [Member] Isaac Kobrin [Member]	Jul. 31, 2012 Fair Value of Option Grant [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Fair Value of Option Grant [Member] David Naveh [Member]	May 31, 2012 Fair Value of Option Grant [Member] Simon Benita, Ph. D [Member]	Dec. 31, 2010 Fair Value of Option Grant [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Nov. 30, 2012 Fair Value of Option Grant [Member] Philippe Salphati [Member]	Jul. 31, 2012 Ten-Year Option to Purchase Number of Shares [Member] Ordinary Shares [Member] Daniel Teper [Member]	Nov. 30, 2012 Ten-Year Option to Purchase Number of Shares [Member] Ordinary Shares [Member] Serge Goldner [Member]	May 31, 2012 Ten-Year Option to Purchase Number of Shares [Member] Ordinary Shares [Member] Serge Goldner [Member]	Dec. 31, 2013 Ten-Year Option to Purchase Number of Shares [Member] Ordinary Shares [Member] Serge Goldner [Member]	Jul. 31, 2012 Price Per Share, Immediately Vested [Member] Daniel Teper [Member]	Jul. 31, 2012 Price Per Share, Immediately Vested [Member] Herve De Kergohen [Member]	Dec. 31, 2013 Price Per Share, Immediately Vested [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Price Per Share, Immediately Vested [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Price Per Share, Immediately Vested [Member] David Naveh [Member]	Dec. 31, 2013 Price Per Share, Immediately Vested [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Jun. 30, 2012 Liquidation Event - Price per Share [Member] Daniel Teper [Member]	Jun. 30, 2012 Company Evaluation, Value [Member] Daniel Teper [Member]	Jun. 30, 2012 Percent of Consideration [Member] Daniel Teper [Member]	Jun. 30, 2012 Percent of Consideration Received Option Two [Member] Daniel Teper [Member]	Jun. 30, 2012 Fair Value of Preference Right [Member] Daniel Teper [Member]	Aug. 31, 2013 Merger Closing - Total Issuance of Founder Shares [Member] Founder Shares [Member] Daniel Teper [Member]	Jun. 30, 2012 Expense Related to Liquidation Preference [Member] Daniel Teper [Member]	Jan. 31, 2012 Monthly Salary [Member] Serge Goldner [Member]	May 31, 2012 Number of Options Vesting over 2 years [Member] Serge Goldner [Member] Equity Option [Member]	May 31, 2012 Exercise Price Per Option [Member] Serge Goldner [Member]	Dec. 31, 2011 Exercise Price Per Option [Member] Herve De Kergohen [Member]	Oct. 31, 2012 Exercise Price Per Option [Member] Simon Benita, Ph. D [Member]	Nov. 30, 2012 Exercise Price Per Option [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Nov. 30, 2012 Exercise Price Per Option [Member] Philippe Salphati [Member]	Jan. 31, 2012 Exercise Price Per Option [Member] Philippe Salphati [Member]	May 31, 2012 Number of Options Vesting Upon, Goal in Financing or Liquidation Event [Member] Serge Goldner [Member] Equity Option [Member]	May 31, 2012 Exercise Price, Vesting Upon - Goal in Financing or Liquidation Event [Member] Serge Goldner [Member]	May 31, 2012 Vesting Option - Financing Attained [Member] Serge Goldner [Member]	Nov. 30, 2012 Exercise Price of Ten Year Option [Member] Serge Goldner [Member]	Sep. 30, 2013 Option to Purchase Shares, Termination Agreement [Member] Ordinary Shares [Member] Serge Goldner [Member]	Sep. 30, 2013 Share Compensation Expense [Member] Serge Goldner [Member]	Jan. 31, 2013 Share Compensation Expense [Member] David Naveh [Member]	Mar. 31, 2011 Consideration Paid for Rights [Member] Jean Elie Kadouche, Ph. D. [Member]	Mar. 31, 2011 Fair Value of Asset Purchase [Member] Jean Elie Kadouche, Ph. D. [Member]	Mar. 31, 2011 Price of Share - Fair Value in asset purchase agreement [Member] Jean Elie Kadouche, Ph. D. [Member]	Dec. 31, 2013 Fees Expensed [Member] Jean Elie Kadouche, Ph. D. [Member]	Dec. 31, 2012 Fees Expensed [Member] Jean Elie Kadouche, Ph. D. [Member]	Dec. 31, 2013 Jean Elie Kadouche, Ph. D. [Member] Fees Expensed [Member]	Dec. 31, 2013 Jean Elie Kadouche, Ph. D. [Member]	Dec. 31, 2011 Percent of Proceeds from Investment Transaction [Member] Herve De Kergohen [Member]	Dec. 31, 2011 Number of Options [Member] Herve De Kergohen [Member] Equity Option [Member]	Dec. 31, 2011 Cash Payment for Services [Member] Herve De Kergohen [Member]	Jul. 31, 2012 Fair Value of Ten year Option [Member] Herve De Kergohen [Member]	Jul. 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Herve De Kergohen [Member]	Jul. 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Isaac Kobrin [Member]	Nov. 30, 2011 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Isaac Kobrin [Member]	Jul. 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Rene Tanenbaum [Member]	Apr. 30, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] David Naveh [Member]	Jan. 31, 2011 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] David Naveh [Member]	Oct. 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Simon Benita, Ph. D [Member]	May 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Simon Benita, Ph. D [Member]	Nov. 30, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Philippe Salphati [Member]	Jan. 31, 2012 Number of shares available to purchase per Option [Member] Ordinary Shares [Member] Philippe Salphati [Member]	Jul. 31, 2012 Option Exercise Price [Member] Isaac Kobrin [Member]	Nov. 30, 2011 Option Exercise Price [Member] Isaac Kobrin [Member]	Jul. 31, 2012 Option Exercise Price [Member] Rene Tanenbaum [Member]	Apr. 30, 2012 Option Exercise Price [Member] David Naveh [Member]	Jan. 31, 2011 Option Exercise Price [Member] David Naveh [Member]	Dec. 31, 2013 Expenses in Connection with Ten Year Option [Member] Isaac Kobrin [Member]	Dec. 31, 2012 Expenses in Connection with Ten Year Option [Member] Isaac Kobrin [Member]	Dec. 31, 2013 Isaac Kobrin [Member] Expenses in Connection with Ten Year Option [Member]	Dec. 31, 2013 Isaac Kobrin [Member]	Jul. 31, 2012 Fair Value of Option Grant, Immediately Invested [Member] Isaac Kobrin [Member]	Dec. 31, 2013 Fair Value of Option Grant, Immediately Invested [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Fair Value of Option Grant, Immediately Invested [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Fair Value of Option Grant, Immediately Invested [Member] David Naveh [Member]	Oct. 31, 2012 Fair Value of Option Grant, Immediately Invested [Member] Simon Benita, Ph. D [Member]	Dec. 31, 2013 Fair Value of Option Grant, Immediately Invested [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Nov. 30, 2012 Fair Value of Option Grant, Immediately Invested [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Jan. 31, 2012 Fair Value of Option Grant, Immediately Invested [Member] Omar Chane [Member]	Oct. 31, 2013 Half Vested and Other Half Vest in Three Years [Member] Ordinary Shares [Member] Daniel Kazado and Melini Capital Corp. [Member]	Oct. 31, 2013 Half Vested and Other Half Vest in Three Years [Member] Isaac Kobrin [Member]	Oct. 31, 2013 Half Vested and Other Half Vest in Three Years [Member] Daniel Kazado and Melini Capital Corp. [Member]	Dec. 31, 2013 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Rene Tanenbaum [Member]	Jul. 31, 2012 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] David Naveh [Member]	Dec. 31, 2013 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Nov. 30, 2012 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Jan. 31, 2012 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Philippe Salphati [Member]	Jan. 31, 2012 Number of Shares Available to purchase per Option, Vested Immediately [Member] Ordinary Shares [Member] Omar Chane [Member]	Apr. 30, 2012 Shares Vested Immediately [Member] Ordinary Shares [Member] David Naveh [Member]	Dec. 31, 2012 Vested Upon Attaining Financing [Member] Ordinary Shares [Member] David Naveh [Member]	Dec. 31, 2012 Shares Vested [Member] Ordinary Shares [Member] David Naveh [Member]	Jan. 31, 2013 Vesting Period Extended, Number of shares extended [Member] David Naveh [Member] Equity Option [Member]	Jun. 30, 2010 Expense Incurred In Connection With Agreement [Member] Simon Benita, Ph. D [Member]	Dec. 31, 2013 Expense Incurred In Connection With Agreement [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Dec. 31, 2012 Expense Incurred In Connection With Agreement [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Dec. 31, 2013 Expense Incurred In Connection With Agreement [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Dec. 31, 2013 Expense Incurred In Connection With Agreement [Member] Philippe Salphati [Member]	Dec. 31, 2012 Expense Incurred In Connection With Agreement [Member] Philippe Salphati [Member]	Dec. 31, 2013 Expense Incurred In Connection With Agreement [Member] Philippe Salphati [Member]	May 31, 2012 Shares 1 Immediately Exercisable [Member] Ordinary Shares [Member] Simon Benita, Ph. D [Member]	May 31, 2012 Share Price 1, Immediately Exercisable [Member] Simon Benita, Ph. D [Member]	May 31, 2012 Shares Immediately Exercisable [Member] Ordinary Shares [Member] Simon Benita, Ph. D [Member]	May 31, 2012 Share Price 2, Immediately Exercisable [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Percent of Net Sales [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 License Maintenance Fee [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 License Maintenance Fee [Member] Simon Benita, Ph. D [Member] Maximum [Member]	Apr. 30, 2011 Research Fee [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Research Fees year 2-6 [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Aggregate Research Fees, Maximum [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 MileStone Payments [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Percent of Sub-License Consideration [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Percent of Ordinary Shares in Equity Consideration [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Equity Consideration [Member] Ordinary Shares [Member] Simon Benita, Ph. D [Member]	Apr. 30, 2011 Financing Maximum For Performance Research [Member] Simon Benita, Ph. D [Member]	Mar. 31, 2011 Consulting Agreemen - Share Consideration [Member] Ordinary Shares [Member] Mark E. Rothenberg, M.D., Ph.D. [Member]	Jun. 30, 2010 Consulting Agreement - Quarterly Fee [Member] Philippe Salphati [Member]	Jan. 31, 2012 Exercise Price Per Share for Options Vested Immediately [Member] Philippe Salphati [Member]	Jan. 31, 2012 Exercise Price Per Share for Options Vested Immediately [Member] Omar Chane [Member]	Nov. 30, 2012 Fair Value Per Share [Member] Philippe Salphati [Member]	Dec. 31, 2013 Equity Option [Member] Daniel Kazado and Melini Capital Corp. [Member]	Jul. 31, 2012 Ordinary Shares [Member] Daniel Teper [Member]	Jun. 30, 2012 Ordinary Shares [Member] Daniel Teper [Member]	Oct. 31, 2010 Ordinary Shares [Member] Daniel Teper [Member]	Jul. 31, 2010 Ordinary Shares [Member] Daniel Teper [Member]	Mar. 31, 2011 Ordinary Shares [Member] Jean Elie Kadouche, Ph. D. [Member]	Jul. 31, 2010 Ordinary Shares [Member] Jean Elie Kadouche, Ph. D. [Member]	Jun. 30, 2012 Founder Shares [Member] Daniel Teper [Member]	Oct. 31, 2010 Daniel Teper [Member]	Dec. 31, 2012 Daniel Teper [Member]	Jul. 31, 2012 Daniel Teper [Member]	Dec. 31, 2013 Simon Benita, Ph. D [Member]	Dec. 31, 2013 Mark E. Rothenberg, M.D., Ph.D. [Member]	Dec. 31, 2013 Philippe Salphati [Member]	Dec. 31, 2013 Daniel Kazado and Melini Capital Corp. [Member]
Note 15 - Related Party Arrangements (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																																																																																																																																																																										4,000,000	500,000
Related Party Transaction, Rate			50.00%	50.00%																																50.00%	30.00%	50.00%	50.00%	50.00%	50.00%																											125.00%	150.00%																										5.00%																																																								4.50%							18.00%	8.00%
Related Party Transaction, Amounts of Transaction					$ 250,000	$ 2,000,000	$ 108,000	$ 80,000	$ 187,970		$ 10,000	$ 25,000	$ 6,500	$ 10,000	$ 15,000	$ 5,000	$ 5,000	$ 11,500	$ 5,000	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 3,000,000	$ 3,000,000	$ 2,000,000	$ 3,000,000	$ 200,000				$ 94,000	$ 0	$ 0	$ 131,000	$ 127,000									$ 527,000	$ 76,000	$ 1,400,000	$ 120,000	$ 176,000	$ 82,000	$ 106,000	$ 65,000	$ 450,000	$ 167,000	$ 340,000	$ 62,000												$ 42,000,000			$ 2,800,000		$ 2,000,000	$ 9,000										$ 10,000,000			$ 241,000	$ 100,000	$ 20,298	$ 680,000		$ 5,000	$ 53,000	$ 241,000				$ 43,000	$ 88,000																$ 30,000	$ 45,000	$ 90,000		$ 82,000		$ 82,000	$ 82,000	$ 70,000		$ 70,000	$ 17,000		$ 242,000													$ 135,000	$ 60,000	$ 60,000	$ 193,000	$ 20,000	$ 0	$ 70,000						$ 30,000	$ 100,000	$ 300,000	$ 100,000	$ 1,800,000	$ 8,550,000				$ 1,800,000		$ 5,000
Debt Instrument, Basis Spread on Variable Rate																																																																																																																																																																															1.50%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	142,830									408,809
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																																																																																																																																$ 1.78	$ 0.4359
Debt Instrument, Convertible, Beneficial Conversion Feature																																																																																																																																																																																549,000
Related Party Transaction, Expenses from Transactions with Related Party																												200,000	212,000	612,000																																																																																									204,000				114,000					242,000																																							1,200,000
Related Party Transaction, Number of Shares in Transaction (in Shares)																																																								50,000	95,000	850,000	100,000												2,250,000			250,000							600,000				700,000											50,000			50,000	50,000	60,000	42,236	155,000	100,000	50,000	100,000	3,250	20,000																		100,000	100,000		90,000	50,000	50,000	50,000	50,000	13,926	10,000	115,000	25,000	15,000	280,000								50,000		50,000											800,000		400,000						300,000	4,500,000			800,000	500,000	4,500,000							750,000
Related Party Transaction, Price Per Share (in Dollars per share)																																										$ 0.025	$ 0.025																	$ 0.4359	$ 0.4359	$ 2.35	$ 0.4359	$ 0.4359	$ 2.35	$ 2.70									$ 0.0259	$ 0.0265	$ 0.6122	$ 0.6122	$ 2.00	$ 0.0265		$ 0.4359		$ 0.6122						$ 0.85																			$ 0.4359	$ 0.0265	$ 0.6122	$ 0.0265	$ 0.0265														$ 2.50	$ 2.50																				$ 0.0265		$ 0.4359														$ 0.0265	$ 0.0265	$ 1.71
Due to Related Parties																																																																																														20,000																							60,000																																																													100,000	100,000	10,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)														22,917
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures														$ 55,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		200,000